CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2021
CREDIT FACILITY
Schedule of the Company's Credit Facility

Credit Facility
Balance at December 31, 2019	$69,000
Proceeds	20,000
Repayment	(57,000)
Balance at December 31, 2020	32,000
Proceeds	23,500
Repayment	(43,000)
Balance at December 31, 2021	$12,500